Shareholders' Equity (Details) - Schedule of fair value of warrants under the EDGE Agreements using the Black-Scholes-Merton option - EDGE Agreements [Member] - $ / shares	Mar. 08, 2021	Oct. 06, 2020	Jul. 08, 2020
Shareholders' Equity (Details) - Schedule of fair value of warrants under the EDGE Agreements using the Black-Scholes-Merton option [Line Items]
Grant date fair value per warrant (in Dollars per share)	$ 10.17	$ 0.39	$ 0.28
Valuation assumptions:
Expected term (years)	3 years	2 years 9 months 18 days	4 years
Expected volatility	49.80%	43.10%	43.29%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	(0.66%)	(0.71%)	(0.65%)